RESEARCH EXPENSES	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
RESEARCH EXPENSES	RESEARCH EXPENSES

	Year ended March 31,
	2025	2024
	$	$
Advancement of development programs	39,547	22,799
Payroll and benefits	13,146	8,319
Lab and administration	1,933	1,034
Professional and consulting fees	284	210
Total	54,910	32,362